Prepayment and Other Current Assets - Schedule of prepayment and other current assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Prepayment and Other Current Assets [Abstract]
Prepayment for value-added taxes	¥ 41,469		¥ 31,765
Prepayment for promotion fees	29,189		39,955
Loans to third parties and other related parties	22,569		26,424
Deferred expenses for learning services	19,919		45,683
Prepayment for content fees	13,407		8,785
Prepayment for technical support fees	11,226		7,762
Prepaid sales commission	6,670		8,277
Prepayment for rental expenses	3,142		2,213
Prepayment for share repurchases	1,602		8,370
Others	26,512		28,543
Total	¥ 175,705	$ 24,747	¥ 207,777